Loans and Leases (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Summary of contractual aging of the loans in past due, by class of loans
Current	$ 95,874,000	$ 104,984,000
Loans 30-59 Days Past Due	239,000	896,000
Loans 60-89 Days Past Due	302,000	193,000
Loans 90 days or more Past Due	2,972,000	3,356,000
Total Past Due	3,513,000	4,445,000
90 Days or more Past Due and Accruing
Non-accrual loans	3,550,640	4,045,937
Total Loans	15,603,000	15,938,000
Commercial real estate, Total Loans	50,150,000	56,368,000
Consumer real estate, Total Loans	28,635,000	30,152,000
Consumer loans, Total Loans	5,231,000	7,090,000
Less unearned interest and deferred fees	(122,000)	(119,000)
Net loans	99,387,344	109,428,476
Commercial and Other Loans [Member]
Summary of contractual aging of the loans in past due, by class of loans
Current	15,515,000	15,655,000
Loans 30-59 Days Past Due	65,000	257,000
Loans 90 days or more Past Due	23,000	26,000
Total Past Due	88,000	283,000
90 Days or more Past Due and Accruing
Total Loans	15,603,000	15,938,000
Net loans	15,603,000	15,938,000
Commercial real estate [Member]
Summary of contractual aging of the loans in past due, by class of loans
Current	47,261,000	52,727,000
Loans 30-59 Days Past Due	31,000	409,000
Loans 60-89 Days Past Due		36,000
Loans 90 days or more Past Due	2,858,000	3,196,000
Total Past Due	2,889,000	3,641,000
90 Days or more Past Due and Accruing
Commercial real estate, Total Loans	50,150,000	56,368,000
Net loans	50,150,000	56,368,000
Consumer real estate [Member]
Summary of contractual aging of the loans in past due, by class of loans
Current	28,006,000	29,681,000
Loans 30-59 Days Past Due	139,000	221,000
Loans 60-89 Days Past Due	295,000	140,000
Loans 90 days or more Past Due	85,000	110,000
Total Past Due	519,000	471,000
90 Days or more Past Due and Accruing
Consumer real estate, Total Loans	28,525,000	30,152,000
Net loans	28,635,000	30,152,000
Consumer [Member]
Summary of contractual aging of the loans in past due, by class of loans
Current	5,214,000	7,040,000
Loans 30-59 Days Past Due	4,000	9,000
Loans 60-89 Days Past Due	7,000	17,000
Loans 90 days or more Past Due	6,000	24,000
Total Past Due	17,000	50,000
90 Days or more Past Due and Accruing
Consumer loans, Total Loans	5,231,000	7,090,000
Net loans	5,231,000	7,090,000
Unearned interest and deferred fees [Member]
Summary of contractual aging of the loans in past due, by class of loans
Current	122,000	(119,000)
90 Days or more Past Due and Accruing
Less unearned interest and deferred fees	(122,000)	(119,000)
Non-accrual loans [Member]
Summary of contractual aging of the loans in past due, by class of loans
Loans 30-59 Days Past Due	108,000	189,000
Loans 60-89 Days Past Due	1,000	3,000
Loans 90 days or more Past Due	2,972,000	3,356,000
Total Past Due	3,081,000	3,548,000
90 Days or more Past Due and Accruing
Non-accrual loans	470,000	498,000
Total Loans	3,551,000	4,046,000
Non-accrual loans [Member] | Commercial and Other Loans [Member]
Summary of contractual aging of the loans in past due, by class of loans
Loans 90 days or more Past Due	23,000	26,000
Total Past Due	23,000	26,000
90 Days or more Past Due and Accruing
Non-accrual loans	8,000	13,000
Total Loans	31,000	39,000
Non-accrual loans [Member] | Commercial real estate [Member]
Summary of contractual aging of the loans in past due, by class of loans
Loans 30-59 Days Past Due		84,000
Loans 90 days or more Past Due	2,858,000	3,196,000
Total Past Due	2,858,000	3,280,000
90 Days or more Past Due and Accruing
Non-accrual loans	257,000	253,000
Total Loans	3,115,000	3,533,000
Non-accrual loans [Member] | Consumer real estate [Member]
Summary of contractual aging of the loans in past due, by class of loans
Loans 30-59 Days Past Due	108,000	105,000
Loans 90 days or more Past Due	85,000	110,000
Total Past Due	193,000	215,000
90 Days or more Past Due and Accruing
Non-accrual loans	195,000	232,000
Total Loans	388,000	447,000
Non-accrual loans [Member] | Consumer [Member]
Summary of contractual aging of the loans in past due, by class of loans
Loans 60-89 Days Past Due	1,000	3,000
Loans 90 days or more Past Due	6,000	24,000
Total Past Due	7,000	27,000
90 Days or more Past Due and Accruing
Non-accrual loans	10,000
Total Loans	$ 17,000	$ 27,000